Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Schedule of current and deferred tax expense

Income tax are as follows:

	Year ended December 31,
	2017		2016		2015
Current ISR	Ps.	810,641	Ps.	672,298	Ps.	453,066
Deferred ISR		2,432		74,484		59,044
Income tax expense	Ps.	813,073	Ps.	746,782	Ps.	512,110

Schedule comprising the balance of the deferred ISR asset and (liability)

			December 31,
	2017		2016		2015
Liabilities:
Provisions, allowances and labor obligations	Ps.	116,740	Ps.	99,313	Ps.	69,288
Investment in airport concessions, property, leasehold improvements and equipment, net		(362,866)		(419,384)		(386,888)
Tax loss carryforwards (1)		9,955		53,004		42,919
Recoverable tax on assets		39,090		48,276		73,633
Total liabilities	Ps.	(197,081)	Ps.	(218,791)	Ps.	(201,048)
Assets:
Provisions, allowances and labor obligations	Ps.	217,987	Ps.	190,164	Ps.	189,002
Investments in airport concessions, property, leasehold improvements and equipment, net		(281,119)		(303,839)		(360,211)
Tax loss carryforwards(1)		411,166		493,778		634,469
Total assets	Ps.	348,034	Ps.	380,103	Ps.	463,260
Net deferred ISR asset	Ps.	150,953	Ps.	161,312	Ps.	262,212
(1)

As of December 31, 2017, 2016 and 2015, the Company recognized a deferred tax asset of Ps.421,121, Ps.546,782 and Ps.677,388, respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences. For the years ended December 31, 2017 and 2016, the Company did not make changes in the deferred asset estimates for amortizable tax losses.

Schedule of changes in deferred tax

The changes in deferred tax during the year are as follows:

			December 31,
	2017		2016		2015
Beginning balance of deferred tax liability, net	Ps.	161,312	Ps.	262,212	Ps.	314,430
Deferred ISR in results		(2,432)		(74,484)		(59,044)
Recoverable tax on assets		(9,186)		(25,356)		6,440
Income tax effects recognized in other comprehensive income		1,259		(1,060)		386
Ending balance of deferred tax asset, net	Ps.	150,953	Ps.	161,312	Ps.	262,212

Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax

The reconciliation of the statutory income tax rate and the effective income tax rate as a percentage of net income before income tax is as follows:

		Year ended December 31,
	2017			2016			2015
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	2,950,515		Ps.	2,623,283		Ps.	1,748,747
Current ISR		810,641			672,298			453,066
Deferred ISR		2,432			74,484			59,044
Effective rate	Ps.	813,073	27.56%	Ps.	746,782	28.47%	Ps.	512,110	29.28%
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		71,107	2.41%		37,513	1.43%		19,236	1.10%
Other		975	0.03%		2,690	0.10%		(6,722)	(0.38)%
Statutory rate	Ps.	885,155	30.00%	Ps.	786,985	30.00%	Ps.	524,624	30.00%

Schedule of tax losses carried forward

Each airport concession has received approval from the Ministry of Finance and Public Credit (Secretaría de Hacienda y Crédito Público) to carry forward their tax losses up to the earlier of the date of which such tax loss carryforwards are utilized by the airport or the date of expiration or liquidation of the concession. The base years and amounts as of December 31, 2017 are as follows:

	Tax loss
Year of Origin	carryforwards
2001	Ps.	5,745
2002		190,164
2003		346,924
2004		423,841
2005		60,981
2006		64,235
2007		86,884
2008		42,405
2009		5,072
2011		31,988
2012		65,230
2013		40,508
2015		30,112
	Ps.	1,394,089

Schedule of the balances of shareholders’ equity tax accounts

	December 31,
	2017		2016		2015
Contributed capital account	Ps.	3,940,312	Ps.	3,700,652	Ps.	3,580,472
Net consolidated tax profit account		1,331,694		1,018,588		1,515,123
Total	Ps.	5,272,006	Ps.	4,719,240	Ps.	5,095,595